Non-current assets held for sale (Tables)	12 Months Ended
Dec. 31, 2024
Non-current assets held for sale
Schedule of profit and loss

Thousands of
euros
Selling price	1,607,500
Fair value of SRAAS 6.58%	434,481
Minus: book value of the Non-current asset held for sale and transaction costs	(1,123,588)
Minus: book value of the Investment accounted for using the equity method as the date of loss of the significant influence	(367,700)
Minus:increase of the minority interest of GDS (see Note 19)	(507,803)
Other contractual obligations (see Note 32)	(10,433)
Result before the reclassification of translation differences	32,457
Accumulated translation differences in equity	1,633
Transaction result:profit	34,090
Taxes on profits in China and Spain	(34,544)
Result net of taxes	(454)